Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payments - Operating Lease Agreements [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Commitments and Contingencies (Details) - Schedule of Future Minimum Lease Payments [Line Items]
2022	$ 573
2023	294
2024	42
Total minimum lease payments	$ 909